EMPLOYEE BENEFITS - Defined benefit pension plan - Reconciliation of plan assets and liabilities (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliations of assets and liabilities of the plans
Net	R$ (1,083,719)	R$ (1,441,592)
Defined benefit obligation	(1,083,719)	(1,441,592)
Present value of the defined benefit obligations
Reconciliations of assets and liabilities of the plans
Net	(5,409,065)	(5,921,285)	R$ (4,601,965)	R$ (4,391,251)
Plan assets
Reconciliations of assets and liabilities of the plans
Net	4,647,361	4,652,000	R$ 3,656,891	R$ 3,568,934
Asset ceiling restrictions on recognition of net funded assets
Reconciliations of assets and liabilities of the plans
Net	R$ (322,015)	R$ (172,307)